Capital and Financial Risk Management	12 Months Ended
Mar. 31, 2026
Capital and Financial Risk Management [Abstract]
CAPITAL AND FINANCIAL RISK MANAGEMENT
28	CAPITAL AND FINANCIAL RISK MANAGEMENT

Capital management

The capital structure of the Company mainly comprises share capital and retained earnings. The primary objective of the Company’s capital management is to ensure that it maintains a strong credit rating and healthy capital ratios to support its business and meet obligations when they fall due.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions. The management considers the cost of capital and the risk associated with each class of capital. The Company may adjust dividend payments to shareholders, return capital to shareholders, or issue new shares. No changes were made to the objectives, policies, or processes during the financial years ending March 31, 2025, and 2026.

The Company is not subject to any other externally imposed capital requirements.

As of date of this report, the management has reviewed and concluded that there are no material uncertainties related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern.

(c)	Financial risk management

The financial risk management objective of the Company is to optimize value creation for shareholders whilst minimizing the potential adverse impact arising from liquidity and cash flow risk, interest rate risk, credit risk and foreign currency risk.

The Directors of the Company review and agree policies and procedures for the management of these risks, which are executed by the management of the Company. It is, and has been the policy of the Company, throughout the current and previous financial year that no derivatives shall be undertaken.

The following sections provide details regarding the exposure of the Company to the above mentioned financial risks and the objectives, policies and processes for the management of these risks.

(i)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company’s credit risk is primarily attributable to its cash and cash equivalents, other receivables, amount due from shareholders and trade receivables.

Concentrations

As at March 31, 2026, approximately 48.87% (March 31, 2025: 70.0%) of the Group’s trade receivable arose from 2 customers (March 31, 2025: 2 customers). In order to minimize the credit risk, the management has delegated a team responsible for determination of credit limits and credit approvals. Our accounts receivable is short term in nature and the associated risk is minimal. The Group conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. The Group periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Concentration of Revenue by Customers

For the financial year ended March 31, 2026, the Company have 2 customers (March 31, 2024 and 2025: 3 and 2 customers respectively) accounted for 67.6% (March 31, 2024 and 2025: 82.2% and 79.7% respectively) of our total revenue. No other customer accounts for more than 10% of our revenue for the financial years ended March 31, 2024, 2025 and 2026.

The following table sets forth a summary of single customers whom represent 10% or more of the Group’s total revenue:

	For the years ended March 31
	2024	2025	2026	2024	2025	2026
	Revenues			Percentage of revenues
	USD’000	USD’000	USD’000%		%	%
Customer A	25,199	33,858	23,418	45.0	53.1	47.8
Customer B	13,453	16,711	9,066	24.0	26.2	18.5
Customer C	7,352	N/A*	N/A*	13.2	N/A*	N/A*
Others	9,970	13,164	16,504	17.8	20.7	33.7
Total	55,964	63,733	48,988	100.00	100.00	100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year

Cash and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Company has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Company carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.

The Company’s current credit risk grading framework comprises the following categories.

Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL – not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL – credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.	Amount is written off

Impairment for trade receivables that do not contain a significant financing component are recognized based on the simplified approach within IFRS 9 using the lifetime expected credit losses.

The table below details the credit quality of the Company’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
		USD’000	USD’000	USD’000
As of March 31, 2025
Trade receivables	Lifetime ECL	7,833	(283)	7,550
Other receivables	12-month ECL	26	—	26
Amounts due from related parties	12-month ECL	235	—	235
		8,094	(283)	7,811

Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
		USD’000	USD’000	USD’000
As of March 31, 2026
Trade receivables	Lifetime ECL	6,296	(56)	6,240
Other receivables	12-month ECL	215	—	215
Amounts due from related parties	12-month ECL	1,341	—	1,341
		7,852	(56)	7,796

At the end of the reporting period, the maximum exposure to credit risk of the Company is represented by the carrying amount of each class of financial assets recognized in the statements of financial position.

(ii)	Liquidity risk management

In the management of the liquidity risk, the Company monitors and maintains a level of cash and cash equivalents deemed adequate by management to finance its operations and mitigate the effects of fluctuations in cash flows.

The following table details the Company’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay.

	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	USD’000	USD’000	USD’000	USD’000
As of March 31, 2025
Trade and other payables	5,393	—	5,393	5,393
Amount due to directors	3	—	3	3
Amount due to shareholders	52	—	52	52
Amount due to related parties	125	—	125	125
Lease liabilities	473	1,419	1,892	1,681

	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	USD’000	USD’000	USD’000	USD’000
As of March 31, 2026
Trade and other payables	7,667	—	7,667	7,667
Amount due to directors	3	—	3	3
Lease liabilities	564	1,116	1,680	1,542

(iii)	Foreign currency risk management

The Company also transacts business in foreign currencies other than its functional currencies, as further disclosed below, and is therefore exposed to foreign exchange risk.

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Company’s functional and reporting currencies are as follows:

	As of March 31, 2025	As of March 31, 2026
	USD’000	USD’000
Euro	98	296
Hong Kong Dollar	82	1
Singapore Dollar	18	36

The following table details the sensitivity to a 5% increase and decrease in the related foreign currencies against the functional currency with all the other variables held constant. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year end for a 5% change in foreign currency rates.

	As of March 31, 2025	As of March 31, 2026
	USD’000	USD’000
Euro	5	9.8
Hong Kong Dollar	4	*
Singapore Dollar	1	1.8

*	denotes figure less than USD1,000